Unaudited Interim Condnsed Statements of Changes in Shareholders’ Equity	Ordinary shares JPY (¥) shares	Additional Paid-in Capital JPY (¥)	Accumulated Deficit JPY (¥)	JPY (¥) shares	USD ($) shares
Balance at Apr. 30, 2022	¥ 334,575,200	¥ 1,524,575,200	¥ (1,268,330,424)	¥ 590,819,976	$ 3,900,832
Balance (in Shares) at Apr. 30, 2022	13,839,400
Capital reduction to cover deficit	¥ (234,575,200)	177,544,899	57,030,301
Net loss			(213,347,989)	(213,347,989)	(1,408,609)
Balance at Oct. 31, 2022	¥ 100,000,000	1,702,120,099	(1,424,648,112)	377,471,987	2,492,223
Balance (in Shares) at Oct. 31, 2022	13,839,400
Balance at Apr. 30, 2023	¥ 100,000,000	1,702,120,099	(1,593,605,162)	¥ 208,514,937	$ 1,376,700
Balance (in Shares) at Apr. 30, 2023	13,839,400			13,839,400	13,839,400
Issuance of ordinary shares for cash	¥ 781,200,000	(326,330,981)		¥ 454,869,019	$ 3,003,228
Issuance of ordinary shares for cash (in Shares)	1,200,000
Net loss			(184,955,100)	(184,955,100)	(1,221,148)
Share based compensation		1,616,463		1,616,463	10,673
Balance at Oct. 31, 2023	¥ 881,200,000	¥ 1,377,405,581	¥ (1,778,560,262)	¥ 480,045,319	$ 3,169,453
Balance (in Shares) at Oct. 31, 2023	15,039,400			15,039,400	15,039,400